Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2024	2025
Cost:
Manufacturing equipment	$8,721	$17,641
Computers and software	562	604
Laboratory equipment	1,158	1,188
Furniture and office equipment	152	152
Cars	145	98
Capital work-in-progress (1)	1,998	-
Land (2)	5,251	5,251

	17,987	24,934

Accumulated depreciation	4,053	5,273

Depreciated cost	$13,934	$19,661

(1)	Property and equipment previously classified as construction-in-progress was placed into service during the year ended December 31, 2025, as it became ready for its intended use. Accordingly, the related balance was transferred to manufacturing equipment.

(2)	In October 2023, the Company entered into a development agreement with the Israel Land Authority (“ILA”), which converts into a lease agreement for an initial non-cancellable term of 49 years from the date of grant, subject to further potential renewal options (see also Note 7).